Shareholder Report, Average Annual Return (Details)	1 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000032269
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Mid Cap Growth Fund
Without Sales Load [Member] | C000032269
Average Annual Return [Line Items]
Average Annual Return, Percent		9.20%	16.80%	10.83%	9.25%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	23.81%	13.86%	12.55%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.22%	22.10%	11.47%	11.54%